Revenue Recognition (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Deferred revenue, beginning of the period	$ 20,760	$ 13,581	$ 13,581
Deferred revenue, end of the period	24,094	14,704	20,760	$ 13,581
Revenue recognized in the period from amounts included in deferred revenue at the beginning of the period	5,470	2,983
Total revenue	88,542	68,092	323,410	226,277	$ 191,844
Online Gaming
Disaggregation of Revenue [Line Items]
Total revenue	83,705		308,177
Other
Disaggregation of Revenue [Line Items]
Total revenue	$ 4,837		$ 15,233
Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Disaggregation of Revenue [Line Items]
Total revenue		68,092		226,277	191,844
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Online Gaming
Disaggregation of Revenue [Line Items]
Total revenue		65,290		219,131	189,779
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Other
Disaggregation of Revenue [Line Items]
Total revenue		$ 2,802		$ 7,146	$ 2,065